Risk Management - Summary of Fair Value Measurement of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	₩ 23,473,492	₩ 17,443,120
At fair value
Disclosure of financial assets [line items]
Financial assets	5,230,361	2,115,754
Financial assets, at fair value	5,230,361	2,115,754
At amortized cost
Disclosure of financial assets [line items]
Financial assets	18,243,131	15,327,366
Financial assets, at fair value	18,243,131	15,327,366
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of financial assets [line items]
Financial assets	502,829	435,107
Financial assets, at fair value	502,829	435,107
Derivative assets | Not Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	693,072	443,027
Financial assets, at fair value	693,072	443,027
Derivative assets | Designated as Hedging Instrument | At fair value
Disclosure of financial assets [line items]
Financial assets	324,952	204,756
Financial assets, at fair value	324,952	204,756
Financial assets at fair value through profit or loss | At fair value
Disclosure of financial assets [line items]
Financial assets	3,709,508	1,032,864
Financial assets, at fair value	3,709,508	1,032,864
Financial assets at amortized cost | At amortized cost
Disclosure of financial assets [line items]
Financial assets	26,998	25,273
Financial assets, at fair value	26,998	25,273
Loans and receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	1,013,371	909,071
Financial assets, at fair value	1,013,371	909,071
Trade receivables | At amortized cost
Disclosure of financial assets [line items]
Financial assets	12,614,902	10,029,276
Financial assets, at fair value	12,614,902	10,029,276
Long-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	686,322	450,494
Financial assets, at fair value	686,322	450,494
Short-term financial instruments | At amortized cost
Disclosure of financial assets [line items]
Financial assets	666,758	1,278,014
Financial assets, at fair value	666,758	1,278,014
Cash and cash equivalents | At amortized cost
Disclosure of financial assets [line items]
Financial assets	3,234,780	2,635,238
Financial assets, at fair value	₩ 3,234,780	₩ 2,635,238